Inventories - Summary Inventories comprise (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Production supplies	¥ 72,840	¥ 76,961
Work in progress	248,181	127,744
Inventories	¥ 321,021	¥ 204,705